S000001146 [Member] Performance Management - TCW METWEST LOW DURATION BOND FUND	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class M shares. Class M performance is lower than Class I performance and higher than Administrative Class performance because Class M has higher expenses than Class I and lower expenses than Administrative Class. The table compares the average annual total returns of the Fund to a broad-based securities market index and a secondary benchmark index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception dates of Class M shares, Class I shares, Class I-3 shares, and Administrative Class shares of the Fund are March 31, 1997, March 31, 2000, August 25, 2025, and September 22, 2009, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 386-3829. Performance information for Class I-3 shares will be provided after such shares have one full calendar year of performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class M shares. Class M performance is lower than Class I performance and higher than Administrative Class performance because Class M has higher expenses than Class I and lower expenses than Administrative Class. The table compares the average annual total returns of the Fund to a broad-based securities market index and a secondary benchmark index.
Performance One Year or Less [Text]	Performance information for Class I-3 shares will be provided after such shares have one full calendar year of performance.
Bar Chart [Heading]	Low Duration Bond Fund – Class M Shares Annual Total Returns for Years Ended 12/31
Bar Chart Closing [Text Block]	Year-to-Date Total Return of Class M Shares as of June 30, 2026: 0.74%

Highest:	3.81%	(quarter ended December 31, 2023)
Lowest:	-2.70%	(quarter ended March 31, 2022)

Performance Table Heading	Average Annual Total Returns1 (For Periods Ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class M shares. After-tax returns for other classes will vary. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Class M shares. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	www.tcw.com
Performance Availability Phone [Text]	(800) 386-3829
CLASS M
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date Total Return of Class M Shares as of June 30, 2026:
Bar Chart, Year to Date Return	0.74%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	3.81%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(2.70%)
Lowest Quarterly Return, Date	Mar. 31, 2022